NOTE 15. COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 15. Commitments And Contingencies Details Narrative
Operating Leases, Rent Expense	$ 669	$ 0	$ 0
Rent expense, discontinued operations	$ 1,935	$ 2,998	$ 3,257